Income Taxes (Q2) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective tax rate	(20.00%)	(14.00%)	(18.00%)	(14.00%)	(16.10%)	(6.40%)	11.90%